Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Compensation Committee approves equity awards for our NEOs on or before the date of grant, and it has been the Compensation Committee’s general practice to approve annual equity awards by the first of April each year. The number of equity awards is generally determined by dividing the value of the grant by the average of the Company’s closing price for a share of Common Stock on each trading day during the 30 trading days period ending on the date immediately prior to the grant date. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Policies and practices related to the grant of certain equity awards close in time to the release of material nonpublic information
The Company does not have formal policies and practices on the timing of awards of options in relation to the disclosure of material nonpublic information by the Company. Equity award grants generally are made to executive officers on an annual basis according to a predetermined schedule. When determining the timing and terms of any such award, the Compensation Committee takes material nonpublic information in account and generally avoids granting any such awards close in time to the release of material nonpublic information. During fiscal 2024, the Company did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	When determining the timing and terms of any such award, the Compensation Committee takes material nonpublic information in account and generally avoids granting any such awards close in time to the release of material nonpublic information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The Company’s Compensation Committee approves equity awards for our NEOs on or before the date of grant, and it has been the Compensation Committee’s general practice to approve annual equity awards by the first of April each year. The number of equity awards is generally determined by dividing the value of the grant by the average of the Company’s closing price for a share of Common Stock on each trading day during the 30 trading days period ending on the date immediately prior to the grant date. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false